FINANCIAL RISK MANAGEMENT (Details) - Narrative Collateral Held as Security for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 125.0	£ 413.0
Retail non-mortgage | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	538.0	610.0
Allowance for impairment losses	492.0	368.0
Retail non-mortgage | Stage 1 and Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	58,183.0	54,307.0
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	5,950.0	4,852.0	£ 3,692.0
Loans and advances to customers	480,141.0	474,470.0
Derivative financial instruments	(8,341.0)	(8,494.0)
Commitments and guarantees	133,598.0	116,434.0
The Group | Net Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	5,950.0	4,852.0
Loans and advances to customers	477,379.0	471,678.0
Derivative financial instruments	(4,968.0)	(4,317.0)
Off -balance sheet items	61,604.0	49,199.0
The Group | Maximum exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	5,950.0	4,852.0
Loans and advances to customers	480,141.0	474,470.0
Derivative financial instruments	(8,341.0)	(8,494.0)
Off -balance sheet items	61,604.0	49,199.0
The Group | Irrevocable loan commitments and contingencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	19,548.0	12,391.0
The Group | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	11,925.0	8,867.0
The Group | Loans and advances to banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	1,040.0	388.0
The Group | Reverse repos
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	0.0	0.0
The Group | Collateralised loan
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	60,441.0	50,130.0
The Group | Commercial loans | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	704.0	750.0
Allowance for impairment losses	293.0	167.0
The Group | Commercial loans | Stage 3 | Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		744.0
The Group | Trading & other financial assets at fair value through profit or loss | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	10,899.0	7,630.0
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	5,656.0	4,453.0	£ 3,153.0
Loans and advances to customers	178,269.0	177,569.0
Derivative financial instruments	(12,595.0)	(13,638.0)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,308.0	786.0
Commitments and guarantees	62,766.0	52,549.0
The Bank | Net Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	5,656.0	4,453.0
Loans and advances to customers	176,113.0	175,446.0
Derivative financial instruments	(9,843.0)	(10,326.0)
Off -balance sheet items	34,940.0	29,961.0
The Bank | Maximum exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	5,656.0	4,453.0
Loans and advances to customers	178,269.0	177,569.0
Derivative financial instruments	(12,595.0)	(13,638.0)
Off -balance sheet items	34,940.0	29,961.0
The Bank | Irrevocable loan commitments and contingencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	1,720.0	1,120.0
The Bank | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	17,391.0	8,453.0
The Bank | Collateralised loan
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	55,031.0	50,130.0
The Bank | Commercial loans | Stage 3 | Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	753.0
The Bank | Trading & other financial assets at fair value through profit or loss | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	16,639.0	8,178.0
Net amount recognised in the balance sheet | Loans and advances to banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	5,950.0	4,852.0
Net amount recognised in the balance sheet | Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	480,141.0	474,470.0
Net amount recognised in the balance sheet | Derivative assets
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	(8,341.0)	(8,494.0)
Cash collateral received/ pledged | Loans and advances to banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	1,023.0	1,288.0
Cash collateral received/ pledged | Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	837.0	879.0
Cash collateral received/ pledged | Derivative assets
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	(2,702.0)	(2,186.0)
Reverse repos | Net amount recognised in the balance sheet | Loans and advances to banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	1,626.0	408.0
Reverse repos | Net amount recognised in the balance sheet | Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	54,447.0	51,624.0
Reverse repos | Cash collateral received/ pledged | Loans and advances to banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	0.0	0.0
Reverse repos | Cash collateral received/ pledged | Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers	£ 0.0	£ 0.0